Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income taxes
22.	Income taxes

Significant components of the current and deferred income tax recovery (expense) for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Current income tax recovery (expense)	109	(395)	188
Deferred tax:
Origination and reversal of temporary differences	1,291	1,509	2,755
Change in unrecognized tax assets	(1,291)	(1,509)	(2,755)
Total income tax recovery (expense)	109	(395)	188

From time to time, the Company is subject to tax audits. While the Company believes that its filing positions are appropriate and supportable, periodically, certain matters are challenged by tax authorities. Although the Company believes its tax provisions are adequate, the final determination of tax audits and any related disputes could be materially different from historical income tax provisions and accruals. In 2020, AEZS Germany underwent a tax audit regarding the taxation years 2013 to 2016. As of December 31, 2021, the tax authorities concluded the audit for those years. The subsequent years remain unaudited, and the Company has accrued $115 as an uncertain tax provision for those years. In addition, as of December 31, 2021, AEZS Germany paid instalments in the amount of $1,605 for the 2021 tax year and $1,448 in estimated taxes payable for the 2020 tax year.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2021	2020	2019
Combined Canadian federal and provincial statutory income tax rate	26.5%	26.5%	26.5%

	Years ended December 31,
	2021	2020	2019
	$	$	$
Income tax (expense) recovery based on combined statutory income tax rate	2,246	1,252	1,615
Change in unrecognized tax assets	(1,291)	(1,872)	(2,820)

Share issuance costs	367	363	65
Permanent difference attributable to the use of local currency for tax reporting	—	—	35
Change in enacted rates used	—	—	(27)
Impact of expiring tax credits	(1,724)	(481)	—
Provision to filed return adjustments	151	—	—
Permanent difference attributable to net change in fair value of warrant liability	—	304	1,197
Share-based compensation costs	(82)	(16)	(210)
Difference in statutory income tax rate of foreign subsidiaries	226	99	321
Uncertain tax position	—	(123)	—
Other	216	79	12
	109	(395)	188

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

(Loss) income before income taxes

(Loss) income before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Germany	(4,383)	(2,042)	(6,010)
Canada	(3,860)	(2,463)	812
United States	(234)	(218)	(1,032)
	(8,477)	(4,723)	(6,230)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
	$	$
Deferred tax assets

Operating losses carried forward	205	46
Intangible assets	776	1,318
	981	1,364
Deferred tax liabilities

Accounts receivable	375
Payables and accrued liabilities	7	126
Property, plant and equipment	47	49
Deferred revenues	492	1,073
Other	60	116
	981	1,364
	981	1,364
Deferred tax assets (liabilities), net	—	—

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Significant components of deferred tax assets and losses are as follows:

	December 31,
	2021	2020
	$	$
Unrecognized deferred tax assets

Deferred revenues and other provisions	1,680	1,494
Operating losses carried forward	87,734	89,144
Capital losses carried forward	105	—
SR&ED Pool	9,138	9,138
Unused tax credits	2,945	4,668
Employee future benefits	3,396	2,570
Property, plant and equipment	523	495
Intangible assets	—	541
Share issuance expenses	1,110	623
Other	84	—
	106,715	108,673
Unrecognized deferred tax assets	106,715	108,673

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable. Based on the current forecasted future taxable profits and reversal of temporary differences, the company does not believe it will have sufficient future earnings to offset the deferred tax assets and has an unrecognized deferred tax asset balance of $106,715.

As at December 31, 2021, the Corporation has total accumulated non-capital losses of $77,867 federally and $76,545 provincially, which may be carried forward for twenty years and used to reduce taxable income in future years. The Corporation has not recognized deferred tax assets on any of the non-capital losses, due to the uncertainty that there will be sufficient taxable income or that the taxable temporary differences will be reversing in the same reporting period and jurisdiction. The losses will be expiring as follows:

	Canada
	Federal	Provincial
	$	$
2028	8,054	6,668
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,580
2040	3,808	3,808
2041	4,822	4,822
	77,867	76,545

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company has non-refundable R&D investment tax credits of approximately $4,006 which can be carried forward to reduce Canadian federal income taxes payable and which expire at dates ranging from 2022 to 2035. Furthermore, the Company has unrecognized tax assets in respect of operating losses to be carried forward in Germany and in the US The federal tax losses amount to approximately $210,709 in Germany (€ 185,271) for which there is no expiry date, and to $4,793 in the US. The losses in the US will be expiring as follows:

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
2038	1,224
2039	771
2040	515
2041	234
4,793

The operating loss carryforwards and the tax credits claimed are subject to review, and potential adjustment, by tax authorities. Other deductible temporary differences for which tax assets have not been booked are not subject to a time limit, except for share issuance expenses which are amortizable over five years.